Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 17,912	$ 14,058
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	15,910	13,195
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	1,897	739
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 105	$ 124